Supplementary Financial Statement Information (Details) - Schedule of financial income and expenses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial expenses:
Financial expenses related to liabilities in respect of business combinations	$ 3,539	$ 3,738	$ 1,061
Interest expenses on loans and borrowings	6,249	6,863	6,376
Financial costs related to Debentures	6,948	6,546	5,632
Interest expenses attributed to IFRS 16	4,873	5,367	4,195
Bank charges, negative foreign exchange differences and other financial expenses	8,385	6,930	5,179
Financial expenses	29,994	29,444	22,443
Financial income:
Income from marketable securities and embedded derivative	3,338	204	747
Interest income from deposits, positive foreign exchange differences and other financial income	2,651	2,355	3,044
Financial income	5,989	2,559	3,791
Financial expenses, net	$ 24,005	$ 26,885	$ 18,652